Intangible Assets	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Intangible Assets

7 – INTANGIBLE ASSETS

On October 27th, 2010, ZIM purchased all of the technology assets of Torch Technologies for the sum of $50,000 Canadian dollars ($51,451 United States dollars). The assets include database migration methodologies and software assets.

The Company recorded the acquired technology assets as intangible assets on the consolidated balance sheet. This asset was being amortized over 60 months on a straight-line basis. Amortization expense for fiscal 2018 was $NIL and the net book value as at March 31, 2018 was $NIL. Amortization expense for fiscal 2017 was $NIL and the net book value as at March 31, 2017 was $NIL. Amortization expense for fiscal 2016 was $3,943 and the net book value as at March 31, 2016 was $NIL.

ZIM CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED MARCH 31, 2018

(EXPRESSED IN US DOLLARS)

8 - EQUIPMENT

March 31, 2018	Cost	Accumulated depreciation	Net book value
	$	$	$

Computer equipment	865,864	850,561	15,303
Software	84,316	79,276	5,040
Office furniture and equipment	185,646	182,260	3,386
Voice communications equipment	4,810	4,520	290
Leasehold improvements	139,357	139,042	315
	1,279,993	1,255,659	24,334

March 31, 2017	Cost	Accumulated depreciation	Net book value
	$	$	$

Computer equipment	829,921	818,802	11,119
Software	80,891	74,560	6,331
Office furniture and equipment	180,917	175,363	5,554
Voice communications equipment	4,683	4,331	352
Leasehold improvements	131,814	131,412	402
	1,228,226	1,204,468	23,758

Depreciation expense for the year ended March 31, 2018 was $11,341 ($12,170 and $9,166 for the years ended March 31, 2017 and 2016 respectively). These expenses are included in the cost of revenue account, the selling, general, and administrative expenses and the research and development account.